Off-Balance Sheet Lending-Related Financial Instruments Guarantees and Other Commitments (Details Textuals) (USD $)	12 Months Ended						12 Months Ended																			1 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 15, 2010	Apr. 08, 2008	Dec. 31, 2007	Dec. 31, 2010 Chase PayMentech Solutions [Member]	Dec. 31, 2009 Chase PayMentech Solutions [Member]	Dec. 31, 2008 Chase PayMentech Solutions [Member]	Nov. 01, 2008 Chase PayMentech Solutions [Member]	Dec. 31, 2010 Standby Letters of Credit, and Other Financial Guarantees [Member] Other Unfunded Commitments to Extend Credit [Member]	Dec. 31, 2009 Standby Letters of Credit, and Other Financial Guarantees [Member] Other Unfunded Commitments to Extend Credit [Member]	Dec. 31, 2010 Prime Mortgage [Member]	Dec. 31, 2009 Prime Mortgage [Member]	Dec. 31, 2009 Prime Mortgage [Member] Asset Purchase Agreements [Member]	Dec. 31, 2010 Washington Mutual [Member] Repurchase Liability [Member]	Dec. 31, 2010 Other Unfunded Commitment to Extend Credit [Member]	Dec. 31, 2009 Other Unfunded Commitment to Extend Credit [Member]	Dec. 31, 2010 Securities Lending Indemnifications [Member]	Dec. 31, 2009 Securities Lending Indemnifications [Member]	Dec. 31, 2010 Derivatives Qualifying As Guarantees [Member]	Dec. 31, 2009 Derivatives Qualifying As Guarantees [Member]	Dec. 31, 2010 Derivatives Qualifying at Guarantees Stable Value Derivatives [Member]	Dec. 31, 2009 Derivatives Qualifying at Guarantees Stable Value Derivatives [Member]	Dec. 31, 2009 Building Purchase Commitment [Member]	Nov. 30, 2010 Madison 383 [Member]	Dec. 31, 2010 Wholesale [Member]	Dec. 31, 2009 Wholesale [Member]	Dec. 31, 2010 Standby Letters of Credit, and Other Financial Guarantees [Member]	Dec. 31, 2009 Standby Letters of Credit, and Other Financial Guarantees [Member]	Dec. 31, 2010 Other Letters of Credit [Member]	Dec. 31, 2009 Other Letters of Credit [Member]	Dec. 31, 2010 Asset Purchase Agreements [Member]	Dec. 31, 2009 Asset Purchase Agreements [Member]	Dec. 31, 2010 Standby and Other Letters of Credit [Member]	Dec. 31, 2009 Standby and Other Letters of Credit [Member]	Dec. 31, 2009 Allowance for Lending Related Commitments [Member]	Dec. 31, 2010 Repurchase Liability [Member]	Dec. 31, 2009 Repurchase Liability [Member]	Dec. 31, 2008 Repurchase Liability [Member]	Dec. 31, 2007 Repurchase Liability [Member]	Dec. 31, 2010 Loans Sold With Recourse [Member]	Dec. 31, 2009 Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments (Numeric) [Abstract]
Contractual amount net of risk participations for other unfunded commitments to extend credit																	$ 542,000,000	$ 643,000,000
Contractual amount net of risk participations for standby letters of credit and other financial guarantees																													22,400,000,000	24,600,000,000
Contractual amount net of risk participations for other letters of credit																															1,100,000,000	690,000,000
Lending-related commitments between the Firm and the Firm-administered multi-seller conduits were eliminated upon the adoption of the new consolidation guidance related to VIEs		24,200,000,000
Unfunded commitments directly between the multi-seller conduits and clients added upon the adoption of the new consolidation guidance related to VIEs		6,500,000,000
Unissued standly letters of credit commitments	41,600,000,000	38,400,000,000
Collateral held relating to standby letters of credit	37,800,000,000	31,500,000,000																											37,815,000,000	31,454,000,000
Collateral held relating to other letters of credit																															2,127,000,000	1,315,000,000
Collateral held in support of securities lending indemnification agreements																			185,000,000,000	173,200,000,000
Derivatives qualifying as guarantees payables																					390,000,000	974,000,000
Derivatives qualifying as guarantees receivables																					96,000,000	78,000,000
Unfunded commitments to third-party private equity funds	1,000,000,000	1,500,000,000
Unfunded commitments for other equity investments	1,400,000,000	897,000,000
Investments that are generally fair valued at net asset value	1,000,000,000	1,500,000,000
Commitments related to leveraged and acquisition finance activities	5,900,000,000	7,000,000,000
Standby and other letters of credit carrying values																																			707,000,000	920,000,000
Standby and other letters of credit allowance for lending-related commitments																																			347,000,000	553,000,000
Standby and other letters of credit fair value of the guarantee liability																																			360,000,000	367,000,000
Notional value of the derivatives deemed to be guarantees																					87,800,000,000	98,100,000,000
Unsettled reverse repurchase and securities borrowing agreements with regular way settlement periods	25,500,000,000	24,800,000,000
Unsettled forward starting reverse repurchase and securities borrowing agreements	14,400,000,000	23,400,000,000
Carrying value	717,000,000	939,000,000	659,000,000			850,000,000										190,000,000													345,000,000	552,000,000	2,000,000	1,000,000					18,000,000	3,285,000,000	1,705,000,000	1,093,000,000	15,000,000	153,000,000	271,000,000
Unpaid principal balance of loans sold with recourse																																										11,000,000,000	13,500,000,000
Carrying value																																										153,000,000	271,000,000
Maximum residual value guarantee in connection with building purchase commitment																									670,000,000
Aggregate credit losses on volume processed by electronic payment services business	14,558,000,000	7,594,000,000	3,740,000,000				12,000,000	11,000,000	13,000,000
Aggregate volume processed by electronic payment services business							469,300,000,000	409,700,000,000	713,900,000,000
Collateral held by electronic payment services business							189,000,000	213,000,000	222,000,000
Carrying value	1,077,000,000	1,414,000,000											0	126,000,000	126,000,000		364,000,000	356,000,000									1,071,000,000	1,402,000,000	705,000,000	919,000,000	2,000,000	1,000,000
Allowance for lending-related commitments	717,000,000	939,000,000	659,000,000			850,000,000										190,000,000													345,000,000	552,000,000	2,000,000	1,000,000					18,000,000	3,285,000,000	1,705,000,000	1,093,000,000	15,000,000	153,000,000	271,000,000
Allowance for guarantee liability and corresponding asset		108,000,000
Agreement to purchase the leasehold property				253,000,000
Notional amount on stable value contracts	25,900,000,000	24,900,000,000
Portion of electronic payment services business retained under the Chase Paymentech name					39.50%					51.00%
Maximum exposure to loss on derivatives	2,700,000,000	2,500,000,000
Credit enhancements and bond and commercial paper liquidity commitments											43,400,000,000	44,100,000,000
Loss Contingency Range of Possible Loss Portion, Minimum																																						0
Loss Contingency Range of Possible Loss																																						2,000,000,000
Total lending related commitments	954,840,000,000	991,095,000,000	1,121,378,000,000														199,859,000,000	192,145,000,000					25,900,000,000	24,900,000,000			346,079,000,000	347,155,000,000	94,837,000,000	91,485,000,000	6,663,000,000	5,167,000,000
Maximum exposure to loss																							2,700,000,000	2,500,000,000									0	22,685,000,000
Principal losses and accrued interest on repurchased loans included in repurchase liability	632,000,000	277,000,000	34,000,000
Percentage of decline in home prices assumption	46.00%
Percentage of decline in home prices assumption beyond the Firm's current assumptions	12.00%
Premises and Equipment Property Purchase Price																										$ 670,000,000